Significant Accounting policies (Tables)	12 Months Ended
Oct. 31, 2020
Significant Accounting policies [Abstract]
Exchange Rates
The exchange rates used are as follows:

	12 months ended October 31, 2020		12 months ended October 31, 2019		18 months ended October 31, 2018
	Average	Closing	Average	Closing	Average	Closing
£1 = $	1.28	1.30	1.27	1.29	1.33	1.27
€1 = $	1.13	1.17	1.12	1.12	1.18	1.14
C$ = $	0.74	0.75	0.75	0.76	0.78	0.76
ILS = $	0.29	0.29	0.28	0.28	0.28	0.27
INR = $	0.01	0.01	n/a	n/a	n/a	n/a
CNY = $	0.14	0.15	n/a	n/a	n/a	n/a
100 JPY = $	0.93	0.96	1.10	1.08	0.90	0.92

Estimated Useful Lives of Intangible Assets
The estimated useful lives, determined at the acquisition date, will vary for each category of asset acquired and to date are as follows:

Purchased software	Term licence agreement based, generally three to seven years
Technology	Three to 12 years
Trade names	Three to 20 years
Customer relationships	Two to 15 years

Estimated Useful Lives of Property, Plant and Equipment
Depreciation is calculated using the straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

Buildings	30 years
Leasehold improvements	Three to 10 years (not exceeding the remaining lease period)
Fixtures and fittings	Two to seven years
Computer equipment	One to five years

Significant Differences between IAS 17 Lease Commitments and Lease Liabilities Recognized on Transition to IFRS 16
The Group’s undiscounted operating lease commitments at October 31, 2019 were $301.2 million; the most significant differences between the IAS 17 lease commitments and the lease liabilities recognized on transition to IFRS 16 are set out below:

$m
Operating lease commitments under IAS 17	301.2
Committed leases not commenced[1]	(0.3)
Cost of reasonably certain extensions[1]	1.3
Subtotal	302.2
Effect of discounting on payments included in the calculation of the lease liability (excluding finance lease balances)	(32.4)
Subtotal	269.8
Other[2]	23.5
Lease liability opening balance to be reported as at November 1, 2019 (IFRS 16)	293.3

1.	Undiscounted.
2.	Includes Finance lease liabilities already reported under IAS 17.

Impact of Adoption of IFRS 16 on Consolidated Statement of Financial Position
The impact of the adoption of IFRS 16 on the consolidated statement of financial position at November 1, 2019 is set out below.

	October 31, 2019	Impact of adoption of IFRS 16	November 1, 2019
	$m	$m	$m
Non-current assets
Goodwill	6,671.3	-	6,671.3
Other intangible assets	5,942.3	(1.8)	5,940.5
Property, plant and equipment	140.5	(25.4)	115.1
Right-of-use assets	-	253.4	253.4
Long-term pension assets	17.1	-	17.1
Contract-related costs	31.5	-	31.5
Other non-current assets	44.0	7.7	51.7
	12,846.7	233.9	13,080.6
Current assets
Inventories	0.1	-	0.1
Trade and other receivables	1,032.9	0.3	1,033.2
Contract-related costs	19.3	-	19.3
Current tax receivables	40.1	-	40.1
Cash and cash equivalents	355.7	-	355.7
	1,448.1	0.3	1,448.4
Total assets	14,294.8	234.2	14,529.0

Current liabilities
Trade and other payables	611.0	1.4	612.4
Lease obligations	11.8	74.7	86.5
Provisions	29.3	(4.3)	25.0
Current tax liabilities	104.0	-	104.0
Contract liabilities	1,045.9	-	1,045.9
	1,802.0	71.8	1,873.8
Non-current liabilities
Contract liabilities	149.9	-	149.9
Borrowings	4,670.7	-	4,670.7
Lease obligations	11.7	195.1	206.8
Derivative liability	36.5	-	36.5
Retirement benefit obligations	141.4	-	141.4
Provisions	49.1	(12.4)	36.7
Other non-current liabilities	50.4	(10.1)	40.3
Current tax liabilities	119.7	-	119.7
Deferred tax liabilities	987.1	(1.8)	985.3
	6,216.5	170.8	6,387.3
Total liabilities	8,018.5	242.6	8,261.1
Net assets	6,276.3	(8.4)	6,267.9
Capital and reserves
Share capital	47.2	-	47.2
Share premium account	44.0	-	44.0
Merger reserve	1,739.8	-	1,739.8
Capital redemption reserve	2,485.0	-	2,485.0
Hedging reserve	(29.6)	-	(29.6)
Retained earnings	2,250.7	(8.4)	2,242.3
Foreign currency translation deficit	(262.1)	-	(262.1)
Total equity attributable to owners of the parent	6,275.0	(8.4)	6,266.6
Non-controlling interests	1.3	-	1.3
Total equity	6,276.3	(8.4)	6,267.9